Expenses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Expenses
Consulting expenses			$ 46,775
Wages and salaries expenses	885,197	905,819	956,737
Superannuation and other employee related expenses	153,795	39,664	32,537
Director expenses	285,331	221,373	197,713
Share- based payments	59,975	522,665	1,606,275
Total Consulting, Employee and Director Expenses	1,384,298	1,689,521	2,840,037
Audit and accounting fees	222,973	146,007	62,825
Insurances	277,888	150,502	100,609
Foreign exchange (gain) / losses	(258,767)	238,985	217,904
Corporate administration costs	1,094,422	846,315	939,232
Total Corporate Administrative Costs	$ 1,336,516	$ 1,381,809	$ 1,320,570